Note 13 - Carrying Value of The Financial Instruments held at Fair Value (Detail: Text Values) € in Millions	Dec. 31, 2019 EUR (€)
Valuation technique observable parameters (Level 2)
Carrying Value of The Financial Instruments held at Fair Value [Line Items]
Net Movement of Financial Assets due to revised Fair Value Hierarchy Framework under IFRS 13	€ 1,200
Net Movement of Financial Liabilities due to revised Fair Value Hierarchy Framework under IFRS 13	(700)
Valuation technique unobservable parameters (Level 3) [Member]
Carrying Value of The Financial Instruments held at Fair Value [Line Items]
Net Movement of Financial Assets due to revised Fair Value Hierarchy Framework under IFRS 13	(1,200)
Net Movement of Financial Liabilities due to revised Fair Value Hierarchy Framework under IFRS 13	€ 700